Retirement Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans

The Company has a Supplemental Executive Retirement Plan (“SERP”) covering certain members of management. The net periodic SERP pension cost was approximately $458,000 in 2016 and $221,000 in 2015. The unfunded benefit obligation, which was included in other liabilities, was approximately $4,029,000 at December 31, 2016 and $3,571,000 at December 31, 2015.

The benefit obligation at December 31, 2016 and December 31, 2015 was calculated as follows:

	2016	2015
	(Amounts in thousands)
Benefit obligation, January 1	$3,571	$3,350
Service cost	(216)	(86)
Interest cost	199	214
Loss	475	93
Benefit obligation, December 31	$4,029	$3,571

The net periodic pension cost for 2016 and 2015 was calculated as follows:

	2016	2015
	(Amounts in thousands)
Service cost	$(216)	$(86)
Interest cost	199	214
Loss	475	93
	$458	$221

The discount rate used in determining the actuarial present value of the projected benefit obligation was 5.5% for both 2016 and 2015. Annual benefit payments are estimated at $0 for 2016, $136,149 for 2017, $336,437 for 2018, $368,506 for 2019, and $5,821,440 from 2020 through 2031.

The Company has a 401(k) Plan covering substantially all employees. Under the Plan, the Company is required to contribute 3% of all qualifying employees’ eligible salary to the Plan. The Plan expense in 2016 was $132,000 and $138,000 in 2015.